EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator [Abstract]
Net Income (loss)	$ 46,643	$ 98,711	$ 15,101
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	209,227,286	208,796,444	202,032,942
Dilutive - Weighted Average Common Shares Outstanding (in shares)	209,898,006	208,811,300	202,032,942
Earnings (Loss) per Common Share, Basic [Abstract]
Basic (in dollars per share)	$ 0.22	$ 0.47	$ 0.07
Diluted (in dollars per share)	$ 0.22	$ 0.47	$ 0.07